Consolidated Statement of Financial Position - CAD ($) $ in Millions		Oct. 31, 2022	Oct. 31, 2021
Assets
Cash and deposits with financial institutions	[1]	$ 65,895	$ 86,323
Precious metals		543	755
Trading assets
Securities		103,547	137,148
Loans		7,811	8,113
Other		1,796	1,051
Total trading assets		113,154	146,312
Securities purchased under resale agreements and securities borrowed		175,313	127,739
Derivative financial instruments		55,699	42,302
Investment securities		110,008	75,199
Loans
Residential mortgages		349,279	319,678
Personal loans		99,431	91,540
Credit cards		14,518	12,450
Business and government		287,107	218,944
Loans and receivables gross		750,335	642,612
Allowance for credit losses		5,348	5,626
Loans and receivables		744,987	636,986
Other
Customers' liability under acceptances, net of allowance		19,494	20,404
Property and equipment	[2]	5,700	5,621
Investments in associates		2,633	2,604
Goodwill and other intangible assets		16,833	16,604
Deferred tax assets		1,903	2,051
Other assets		37,256	21,944
Other Assets		83,819	69,228
Total assets		1,349,418	1,184,844
Deposits
Personal		265,892	243,551
Business and government		597,617	511,348
Financial institutions		52,672	42,360
Deposits	[3]	916,181	797,259
Financial instruments designated at fair value through profit or loss		22,421	22,493
Other
Acceptances		19,525	20,441
Obligations related to securities sold short		40,449	40,954
Derivative financial instruments		65,900	42,203
Obligations related to securities sold under repurchase agreements and securities lent		139,025	123,469
Subordinated debentures		8,469	6,334
Other liabilities		62,699	58,799
Other Liabilities		336,067	292,200
Total liabilities		1,274,669	1,111,952
Equity
Retained earnings		53,761	51,354
Accumulated other comprehensive income (loss)		(7,166)	(5,333)
Other reserves		(152)	222
Total common equity		65,150	64,750
Total equity attributable to equity holders of the Bank		73,225	70,802
Non-controlling interests in subsidiaries		1,524	2,090
Total equity		74,749	72,892
Total liabilities and equity		1,349,418	1,184,844
Common shares [member]
Equity
Common shares		18,707	18,507
Total equity		18,707	18,507
Preference shares [member]
Equity
Preferred shares and other equity instruments		$ 8,075	$ 6,052

[1]	Net of allowances of $4 (2021 – $1).
[2]	Includes $0 (2021 – $40) of investment property.
[3]	Deposits denominated in U.S. dollars amount to $326,041 (2021 – $259,027), deposits denominated in Chilean pesos amount to $18,740 (2021 – $17,841), deposits denominated in Mexican pesos amount to $29,269 (2021 – $22,032) and deposits denominated in other foreign currencies amount to $106,817 (2021 – $82,871).